DISCONTINUED OPERATIONS: (Tables)	12 Months Ended
Dec. 31, 2021
DISCONTINUED OPERATIONS:
Summary of financial results, assets, liabilities and reconciling cash flow information for discontinued operations

The following table summarizes the financial results of our discontinued operations for the years ended December 31, 2020 and 2019 (U.S. dollars in thousands):

	Year Ended December 31
	2020	2019
Revenue	$106,957	$153,660
Cost of revenue	10,344	11,410
Gross profit	96,613	142,250
Operating expenses:
Research and development	17,632	18,024
Sales and marketing	34,887	63,328
General and administrative	1,129	2,248
Assets impairment charges	1,129	—
Total operating expenses	54,777	83,600
Income from discontinued operations	41,836	58,650
Financial expenses, net	37	35
Income from discontinued operations before income taxes	41,799	58,615
Income taxes	5,262	7,322
Share in losses of affiliated company	57	49
Income from discontinued operations, net of income taxes	$36,480	$51,244

The following table provides reconciling cash flow information for our discontinued operations for the years ended December 31, 2020 and 2019 (U.S. dollars in thousands):

	Year Ended December 31
	2020	2019
Cash flows from operating activities:
Net income from discontinued operations	$36,480	$51,244
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	4,471	4,087
Assets impairment charges	1,129	—
Share-based compensation expenses	2,168	2,507
Deferred income taxes, net	80	(617)
Share in affiliated company	1,099	594
Changes in operating assets and liabilities:
Accounts receivable	13,474	(7,617)
Other current assets	(6)	(11)
Accounts payable	(2,331)	3,047
Other current liabilities	(3,471)	(1,729)
Other long-term liabilities	(322)	90
Net cash provided by operating activities	52,771	51,595
Cash flows from investing activities:
Purchase of property and equipment	(71)	(108)
Capitalized software development costs	(5,011)	(4,488)
Net cash used in investing activities	(5,082)	(4,596)
Cash flows from financing activities:
Transactions with non-controlling interest holders	—	(2,000)
Net cash used in financing activities	—	(2,000)
Cash provided by discontinued operations	$47,689	$44,999